Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000004202 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000004202 | 514952100 | Landbridge Company, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004202 | 790148100 | St. Joe Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004202 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004202 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004202 | 351858105 | Franco-Nevada Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004202 | 674599105 | Occidental Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004202 | 372460105 | Genuine Parts Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004202 | 25401T603 | DigitalBridge Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004202 | 806857108 | Schlumberger Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004202 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000004202 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000004202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000004202 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000004202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000004202 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	83.40%
C000004202 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000004203 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000004203 | 514952100 | Landbridge Company, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004203 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004203 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004203 | 433323102 | Hingham Institution For Savings (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004203 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004203 | 165167735 | Expand Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004203 | 714236106 | Permian Basin Royalty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004203 | 962879102 | Wheaton Precious Metals Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004203 | 87162W100 | TD SYNNEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000004203 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000004203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004203 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004203 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004203 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000004203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004203 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.70%
C000004203 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000004204 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004204 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004204 | 217204106 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004204 | 00187Y100 | API Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004204 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004204 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004204 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004204 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004204 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004204 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004204 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004204 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004204 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004204 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000004204 | Technology
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000004204 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004204 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004204 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004204 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004204 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004204 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000004204 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000004205 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004205 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004205 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004205 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004205 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004205 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004205 | 615369105 | Moody's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004205 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004205 | 16359R103 | Chemed Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004205 | 11133T103 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004205 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000004205 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004205 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000004205 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004205 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000004205 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000004205 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000004205 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004205 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004205 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004205 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.00%
C000004205 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.00%
C000088418 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088418 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088418 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088418 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088418 | 4846288 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088418 | G29183103 | Eaton Corporation plc
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088418 | G8068L108 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088418 | 36168Q104 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088418 | 30190A104 | F&G Annuities & Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088418 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088418 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088418 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088418 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088418 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088418 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088418 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088418 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088418 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088418 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088418 | India
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088418 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088418 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088418 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088418 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088418 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000088418 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000088418 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000088418 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088418 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000088418 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088418 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000088418 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000088418 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000088418 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088418 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088418 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000088418 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088418 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.40%
C000088418 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219050 | 514952100 | Landbridge Company, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219050 | 25401T603 | DigitalBridge Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000219050 | 00187Y100 | API Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000219050 | 36168Q104 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219050 | BLG2YZ9 | eDreams ODIGEO S.A.
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000219050 | 11271J107 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219050 | G17434104 | Brookfield Wealth Solutions Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219050 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219050 | B55SGV6 | Secure Energy Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219050 | BYX5K98 | SigmaRoc plc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219050 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000219050 | Communications
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000219050 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000219050 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219050 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219050 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219050 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219050 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219050 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219050 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219050 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219050 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000219050 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004207 | Coca-Cola Europacific Partners plc_0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004207 | Watsco, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004207 | Illinois Tool Works, Inc._2.65_2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004207 | U.S. Treasury Notes_4.625_2030-09-30
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004207 | U.S. Treasury Notes_4.5_2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004207 | U.S. Treasury Notes_1.375_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004207 | U.S. Treasury Notes_4.125_2027-09-30
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004207 | U.S. Treasury Notes_4.5_2033-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004207 | U.S. Treasury Notes_4.25_2029-06-30
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004207 | U.S. Treasury Notes_2.875_2025-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004207 | 863667BF7 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004207 | 285512AE9 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004207 | 78410G104 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004207 | 749685AV5 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004207 | 60934N856 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004207 | 693475AT2 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000004207 | 30231GBN1 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004207 | 548661DX2 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004207 | 191216DP2 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004207 | 69371RQ66 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000004207 | 882508BJ2 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000004207 | 912828Y38 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000004207 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000004207 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004207 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000004207 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.00%